Segments (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Results by Segment

Half year to 30 June 2018	Retail Banking £m	Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre £m	Total £m
Net interest income/(expense)	1,587	204	33	(13)	1,811
Non-interest income/(expense)	305	40	171	(15)	501
Total operating income/(expense)	1,892	244	204	(28)	2,312
Operating expenses before credit impairment losses, provisions and charges	(965)	(135)	(150)	(33)	(1,283)
Credit impairment (losses)/releases	(52)	(22)	(18)	1	(91)
Provisions for other liabilities and charges	(33)	7	(2)	(5)	(33)
Total credit impairment losses, provisions and charges	(85)	(15)	(20)	(4)	(124)
Profit/(loss) before tax	842	94	34	(65)	905

Revenue from external customers	2,170	319	233	(410)	2,312
Inter-segment revenue	(278)	(75)	(29)	382	–
Total operating income/(expense)	1,892	244	204	(28)	2,312

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
- Current account and debit card fees	311	13	14	–	338
- Insurance, protection and investments	46	–	–	–	46
- Credit cards	45	–	–	–	45
- Non-banking and other fees(2)	73	28	49	5	155
Total fee and commission income(3)	475	41	63	5	584

Total assets(4)	177,374	19,028	55,482	64,748	316,632
Of which assets held for sale	306	–	23,814	121	24,241
Total liabilities	148,846	17,064	49,884	84,269	300,063
Of which liabilities held for sale	5,735	–	20,867	15	26,617

Half year to 30 June 2017(5)	Retail Banking £m	Commercial Banking £m	Corporate & Investment Banking £m	Corporate Centre £m	Total £m
Net interest income	1,657	191	33	41	1,922
Non-interest income	300	37	201	53	591
Total operating income	1,957	228	234	94	2,513
Operating expenses before credit impairment losses, provisions and charges	(919)	(109)	(145)	(42)	(1,215)
Credit impairment (losses)/releases	(39)	(3)	(9)	3	(48)
Provisions for other liabilities and charges	(155)	(29)	–	(2)	(186)
Total credit impairment losses, provisions and (charges)/releases	(194)	(32)	(9)	1	(234)
Profit before tax	844	87	80	53	1,064

Revenue from external customers	2,272	318	279	(356)	2,513
Inter-segment revenue	(315)	(90)	(45)	450	–
Total operating income	1,957	228	234	94	2,513

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
- Current account and debit card fees	330	14	13	–	357
- Insurance, protection and investments	48	–	–	–	48
- Credit cards	44	–	–	–	44
- Non-banking and other fees(2)	65	30	65	–	160
Total fee and commission income(3)	487	44	78	–	609

31 December 2017
Total assets(4)	174,524	19,391	51,078	69,772	314,765
Total liabilities	150,847	18,697	45,603	83,413	298,560

(1)	The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance
(3)

The majority of fee and commission income is recognised at a point in time. Certain commitment, upfront and management fees are recognised over time but are not material. Insurance commissions and associated income are recognised over time in accordance with the accounting policy described in Note 1 to these Condensed Consolidated Interim Financial Statements.

(4)	Includes customer loans, net of impairment loss allowances.
(5)	Restated on the same basis as described in Note 2 to the Consolidated Financial Statements in the 2017 Annual Report.